Basis of Presentation and Summary of Significant Accounting Policies - Going Concern and Liquidity (Details) - JPY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Basis of Presentation and Summary of Significant Accounting Policies
Shareholders' equity	¥ 298,011	¥ 987,898	¥ (364,313)	¥ 215,961
Cash and cash equivalents	32,663	¥ 329,399
Gain on the sale of shares of a wholly owned subsidiary	¥ 2,650